Related party balances and transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related party balances and transactions
27	Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by ACI Holding S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), Luxembourg’s companies.

Corporación América International S.à r.l. is controlled by Liska Investments Corporation, a company incorporated under the laws of the British Virgin Islands.

Liska Investments Corporation is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation's purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions.

Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”.

The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services. The Group has also significant assets and liabilities arise from financial agreements with related parties.

Summary of balances with related parties are:

	At December 31,
	2017	2016	2015
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade Receivables with Associates	-	229	-
Trade Receivables with other related parties	1,130	1,255	5,423
Other Receivables with Associates	5,555	-	3,827
Other Receivables with other related parties	9,775	9,025	14,060
Other Financial Assets with Associates	-	7,769	11,530
Other Financial Assets with other related parties	3,621	-	11,818
Trade Payables to other related parties	(5,667)	(8,625)	(5,212)
	14,414	9,653	41,446
(b) Financial debt
Borrowings owed to other related parties (*)	(34,651)	(22,220)	(618)
	(34,651)	(22,220)	(618)
(c) Other liabilities
Other liabilities - other related parties	(34,948)	(31,969)	(29,764)
	(34,948)	(31,969)	(29,764)

(*) Loans with related parties are secured by cash collateral by a company controlled by the Group of the Shareholder and were paid on February 8, 2018, see Note 31 “Indebtedness”.

	For the year ended
	2017	2016	2015
Transactions
Cash contribution and contributions in kind	6,600	1,577,321	329,101
Refund of shareholder contributions	(28,893)	-	-
Commercial revenue	6,790	4,067	5,967
Fees	886	473	(1,818)
Interest accruals	(3,159)	(824)	2,468
Acquisition of goods and services	(13,950)	(10,270)	(8,171)
Others	(900)	200	-

Remuneration received by the Group’s key staff (company`s directors) amounted to approximately 2.6% of total remunerations accrued at December 31, 2017, 3.4% accrued at December 31, 2016 and 2.6% accrued at December 31, 2015.